Expected Long Term Rates of Return on Different Asset Classes (Detail) - Foreign Postretirement Benefit Plan - UNITED KINGDOM	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	3.00%	2.70%	6.10%
Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.70%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	1.90%